Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (26,351)	$ 102,958	$ (160,788)	$ 78,631	$ (8,519)
Net loss from discontinued operations	(104)	(183)	(158)	2,030	(1,141)
Net income (loss) for the year from continuing operations	(26,247)	103,141	(160,630)	76,601	(7,378)
Adjustments required to reconcile net loss for the year to net cash used in operating activities:
Amortization of debt discount	166	135	414		316
Depreciation	22			4
Stock-based compensation	1,907	178	6	18,826	230
Interest earned on marketable securities held in trust account	(1,789)			(278)
Loss on extinguishment of vendor obligations			278		289
Gain on extinguishment of vendor obligations					(211)
Gain on extinguishment of affiliates liabilities due to					(192)
Impairment loss				4,344	391
Gain on deconsolidation			(64)
Loss on extinguishment of convertible notes payable				7,080
Shares and warrants issued in connection with JV agreement				2,817
Shares issued as part of settlement agreement				157
Shares issued as penalty for filing				300
Shares issued as commitment for ELOC agreement				1,250
Employee termination benefits	(3)
Change in deferred taxes	(42)
Interest on loans	183
Gain on marketable securities	91			(301)
Day one loss on stock purchase warrants issued in connection with private placement	15,429		13,533	13,435
Change in fair value - stock purchase warrant liabilities	6,188	(104,846)	663	(130,135)
Change in fair value of liability-classified stock purchase warrants	(124)		140,585	(588)
Changes in lease assets and lease liabilities	88			(151)
Change in fair value of derivative liabilities			625
Loss on reclassification of stock purchase warrants from equity-classified to liability-classified			46
Changes in operating assets and liabilities:
Trade receivables	(400)
Other current assets	139	35	136	(264)	(236)
Inventory	285
Accounts payable	(1,453)	(51)	70	30
Due to affiliates		2			2,919
Interest payable - related parties		34	21	(34)	44
Accrued expenses and other current liabilities	995	(250)	2,861	760	2,935
Net cash used in operating activities – continuing operations	(4,565)	(1,622)	(1,456)	(6,147)	(893)
Net cash used in operating activities – discontinuing operations	(362)	280	1,116	(51)	(2,925)
Net cash used in operating activities	(4,927)	(1,342)	(340)	(6,198)	(3,818)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash used in purchase of subsidiaries	(5,042)
Proceeds from sale of investment			64
Investment in short term securities	239			50
Loan granted				(2,351)
Investment of cash in Trust Account				(172,500)
Due to affiliates	(4)			(984)
Cash provided by purchase of subsidiary	1,138			449
Payment on property and equipment	(154)	(10)		(31)
Advance to target of planned acquisition		(800)	(1,000)	(3,500)
Net cash used in investing activities	(3,823)	(810)	(936)	(179,827)	133
Net cash used in investing activities – continuing operations			(936)	(178,867)
Net cash used in investing activities – discontinuing operations				(960)	133
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of short term bank credit	(575)
Business Combination, net of issuance costs					150
Proceeds from issuance of loans payable - related parties	411				1,354
Proceeds from issuance of private placement and embedded derivative, net of issuance costs			9,135	9,225
Proceeds from sale of SPAC Units and Private Placement Units, net of issuance costs				172,854
Proceeds from issuance of common stock, net of issuance costs			478
Dividend payment	(297)
Proceeds from issuance of private placement	10,000
Repayments on loans payable - related parties	(593)		(1,000)	(94)
Proceeds from issuance of convertible notes payable and embedded derivative, net of issuance costs			450
Proceeds from issuance of convertible notes payable and stock purchase warrants, net of issuance costs					996
Proceeds from issuance of note payable and stock purchase warrants					78
Proceeds from issuance of ELOC shares	3,530
Net cash provided by financing activities – continuing operations			9,063	181,985	2,578
Net cash provided by financing activities – discontinuing operations					422
Net cash provided by financing activities	12,476		9,063	181,985	3,000
Effect of exchange rate changes on cash and cash equivalents– continuing operations		(3)	36	95	29
Effect of exchange rate changes on cash and cash equivalents– discontinuing operations		35		34
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	3,726	(2,120)	7,823	(3,911)	(656)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD, INCLUDING DISCONTINUED OPERATIONS	3,947	7,858	35	7,858	691
CASH, CASH EQUIVALENTS, RESTRICTED CASH CASH FROM HELD FOR SALE COMPANY AT END OF PERIOD, INCLUDING DISCONTINUED OPERATIONS	7,673	5,738	7,858	3,947	35
LESS CASH FROM DISCONTINUED OPERATIONS		1,275	960		35
CASH, CASH EQUIVALENTS, RESTRICTED CASH CASH FROM DISCONTINUED OPERATIONS AT END OF PERIOD FROM CONTINUING OPERATIONS	7,673	4,463	6,898	3,947
Cash paid during the year for:
Interest					1
Non cash transactions:
Purchase of subsidiaries against issuance of common stock and warrants	70,549
Issuance of common stock to settle loans payable – related parties	300
Fair value of pre-funded warrants exercised		3,056
Issuance of common stock to settle loans payable – related parties and accrued and unpaid interest					613
Capital reduction on settlement of loans payable – related parties and accrued and unpaid interest through issuance of common stock					(343)
Issuance of common stock to settle due to affiliates					6,627
Capital reduction on settlement of due to affiliates through issuance of common stock					(3,900)
Issuance of common stock to settle accrued expenses and other current liabilities			760		1,880
Settlement of due to affiliates through issuance of loan payable – related parties					1,213
Settlement of accrued expenses and other current liabilities through issuance of Old Nukk common stock					213
Issuance of Old Nukk common stock to Brilliant vendors in exchange for receivable from Brilliant					1,802
Settlement of loans payable – related parties through exchange of notes receivable – related parties and accrued and unpaid interest					38
Settlement of loans payable – related parties through exchange of due from affiliates					12
Fair value of the stock purchase warrants issued in connection with the private placement agreement			23,239
Issuance of common stock issued as compensation for services			1,364
Issuance of common stock issued to settle Exit and Settlement Agreement			325
Issuance of common stock issued as compensation to board of directors			959
Fair value of derivative liability embedded within convertible note payable			(848)
Fair value of liability-classified warrants issued in connection with conversion of convertible notes			(663)
Settlement of convertible notes payable through issuance of common stock			771
Fair value of stock purchase warrants reclassified from equity-classified to liability-classified			(283)
Issuance of common stock for digital assets purchased				4,360
Initial recognition of operating lease liability and a corresponding right-of- use asset	38			695
Fair value of the derivative liability extinguished from conversion of convertible note				260
Fair value of warrants exercised	4,960			31,919
Share issued to cover subsidiary's liabilities				509
Offering costs included in accrued offering costs				76
Fair value of common stock issued in connection with conversion of convertible note	3,153			1,532
Working capital (excluding cash and cash equivalents)	(16,026)			(858)
Long terms assets	7,723			323
Intangible assets	5,182			7,388
Goodwill	92,460			7,688
Deferred considerations				(14,103)
Intangible assets held for sale	905
Long terms liabilities	(19,233)			(887)
Other comprehensive income	139
Non-controlling interest	(1,739)
Issuance of common stock and warrants	(70,549)
Net cash provided by from the purchase of subsidiary consolidated for the first time	$ (1,138)			$ (449)